DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments Recognized in Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated OCI (effective portion)	$ 179	$ 138	$ 177
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated OCI (effective portion)	$ 179	$ 138	$ 177